Condensed Statements of Operations (Unaudited) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating and formation costs		$ 1,000	$ 1,814,941	$ 4,251	$ 4,308,085
Loss from operations		(1,000)	(1,814,941)		(4,308,085)
Other income (expense):
Interest earned on investments held in Trust Account			3,533		10,063
Change in fair value of warrant liabilities			(3,077,000)		5,430,000
Transaction costs associated with the Initial Public Offering					(788,627)
Loss on initial issuance of Private Placement Warrants					(1,716,000)
Total other (expense) income, net			(3,073,467)		2,935,436
Net Loss		$ (1,000)	$ (4,888,408)	$ (4,251)	(1,372,649)
Weighted average shares outstanding, basic and diluted (in Shares)	[1]			5,000,000
Basic and diluted net loss per share (in Dollars per share)				$ 0
Manscaped Holdings, LLC.
Loss from operations					(259,455,000)	$ (37,879,000)	$ (52,235,000)	$ (19,881,000)
Other expenses:
Interest expense					2,548,000	237,000	332,000	478,000
Other expenses					207,000	5,000	48,000	1,000,000
Total other expenses					2,755,000	242,000	380,000	1,478,000
Loss before income taxes					(262,210,000)	(38,121,000)	(52,615,000)	(21,359,000)
Provision for income taxes					1,014,000	667,000	1,562,000	1,000
Other income (expense):
Net Loss					(263,224,000)	(38,788,000)	(54,177,000)	(21,360,000)
Deemed dividend related to beneficial conversion feature						(2,131,000)	(2,131,000)
Net loss attributable to common unit holders					$ (263,224,000)	$ (40,919,000)	$ (56,308,000)	$ (21,360,000)
Net loss per unit – basic and diluted (in Dollars per share)					$ (41.13)	$ (6.39)	$ (8.8)	$ (3.34)
Weighted-average units outstanding – basic and diluted (in Shares)					6,400,000	6,400,000	6,400,000	6,400,000
Net sales					$ 212,301,000	$ 138,113,000	$ 210,659,000	$ 65,048,000
Cost of sales					105,605,000	69,409,000	105,388,000	26,932,000
Gross profit					106,696,000	68,704,000	105,271,000	38,116,000
Operating expenses:
Marketing and selling expenses					207,373,000	71,875,000	103,434,000	40,871,000
General and administrative expenses					158,778,000	34,708,000	54,072,000	17,126,000
Total operating expenses					$ 366,151,000	$ 106,583,000	$ 157,506,000	$ 57,997,000
Class A Common Stock
Other income (expense):
Weighted average shares outstanding, basic and diluted (in Shares)			23,000,000		22,073,260
Basic and diluted net loss per share (in Dollars per share)			$ (0.17)		$ (0.05)
Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic and diluted (in Shares)		5,000,000	5,750,000		5,719,780
Basic and diluted net loss per share (in Dollars per share)		$ 0	$ (0.17)		$ (0.05)

[1]	Excluded an aggregate of up to 750,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).